Reorganization and Recapitalization (the "Transaction") - Additional Information (Details) $ / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Common Stock, Shares, Issued | shares	723,715,147		125,157,540
Ordinary shares, Par or Stated Value Per Share | $ / shares	$ 0.001		$ 0.01
Payments to acquire businesses, gross	$ 263,520		$ 9,180
Business acquisition equity instrument consideration, shares issued | shares	333,419,924	333,419,924
Capitalized Debt Fees	$ 21,724
Share-based compensation	101,770		$ 0	$ 0
Liability reduced by fair value adjustment	1,452
Share-based compensation, modification and re measurement	6,550
Liability for share-based compensation	10,024
Reclassification from additional paid-in capital	$ 5,123
Preferred stock, shares authorized | shares	2,000,000,000
Shares redeemed	$ 1,648
Initial share-based compensation liability	13,124
USD First Lien Term Loan [Member]
Business Acquisition [Line Items]
Repayments of secured debt	416,700
EUR First Lien Term Loan [Member]
Business Acquisition [Line Items]
Repayments of secured debt | €		€ 204,500
USD Second Lien Term Loan [Member]
Business Acquisition [Line Items]
Repayments of secured debt	250,000
EUR Second Lien Term Loan [Member]
Business Acquisition [Line Items]
Repayments of secured debt | €		€ 212,459
Share based compensation [Member]
Business Acquisition [Line Items]
Share-based compensation	71,630
Pi Jersey [Member]
Business Acquisition [Line Items]
Proceeds from issuance of common stock	2,000,000
Cash Consideration for acquisition	2,448,799
Net proceeds from the Merger	$ 1,616,673
Public Warrants [Member]
Business Acquisition [Line Items]
Warrants outstanding | shares	48,901,025
Private Warrants [Member]
Business Acquisition [Line Items]
Warrants outstanding | shares	5,000,000
Warrant [Member]
Business Acquisition [Line Items]
Number of shares that eligible to be purchased with each warrant | shares	1
Common stock, per share | $ / shares	$ 11.50
Date from which warrants is exercisable	Aug. 21, 2021	Aug. 21, 2021
Private Warrants Held by Related Party	$ 3,300
PIPE Investment [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Issued | shares	200,000,000
Ordinary shares, Par or Stated Value Per Share | $ / shares	$ 10.00
Proceeds from issuance of common stock	$ 2,000,000
Incremental costs	$ 151,722
Blackstone and CVC [Member]
Business Acquisition [Line Items]
Internal performance targets	50.00%	50.00%
Paysafe Limited [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, gross	$ 2,448,799
Common unit, issued | shares	190,292,458
Paysafe Bermuda Holdings LLC [Member]
Business Acquisition [Line Items]
Common unit, issued | shares	20,893,780